Long Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended		9 Months Ended				0 Months Ended	2 Months Ended	4 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 27, 2011 Ocean Rig's Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Dec. 31, 2011 Ocean Rig's Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Dec. 31, 2013 Ocean Rig's Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Dec. 31, 2016 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Sep. 30, 2016 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Dec. 31, 2013 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Mar. 30, 2012 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Jul. 27, 2011 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Apr. 26, 2011 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Senior Secured Credit Facility Repaid 6.5% Drill Rigs Senior Secured Notes
Principal amount of senior unsecured notes				$ 500,000		$ 500,000	$ 800,000			$ 800,000	$ 18,000	$ 57,000		$ 1,040,000
Senior notes interest rate				9.50%			6.50%
Proceeds from issuance of senior notes				487,500			781,965
Redemption Price Of Senior Note As Percentage Of Principal Amount				100.00%			101.00%	100.00%	103.25%
Amortization of convertible notes discount	43,769	38,855	34,144
Interest expense and debt amortization cost	297,602	222,635	178,040
Principal amount of senior notes repurchased	0	0	75,000										75,000
Gain / (Loss) on sale of notes					$ 1,350						$ 709	$ 1,406